Income tax expense (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Expense Tables
Income tax expense

Income tax expense is different from the expected amount that would be computed by applying the statutory Canadian federal and provincial income tax rates to NXT's income (loss) before income taxes as follows:

	2012	2011	2010

Net income (loss) before income taxes	$2,489,149	$(3,584,601)	$(4,452,428)
Canadian statutory income tax rate	25.0%	26.5%	28.0%
Income tax (recovery) at statutory income tax rate	622,287	(949,919)	(1,246,680)
Effect of non- deductible expenses and other items:
Stock-based compensation and other expenses	12,149	100,736	161,788
Non-capital losses expiring in the year	-	373,240	205,156
Foreign exchange adjustment	42,389	(42,965)	103,007
Tax rate reduction	-	48,066	842,818
Other	(2,148)	(2,715)	12,226
	674,677	(473,557)	78,315
Change in valuation allowance	(674,677)	473,557	(78,315)
Income taxes paid in foreign jurisdictions	426,421	-	-
Current income tax expense	$426,421	$-	$-

Unrecorded deferred income tax assets

The Company has significant unrecorded deferred income tax assets for which a full valuation allowance has been provided due to uncertainty regarding their potential utilization, as follows:

	2012	2011	2010
Net operating losses carried forward:
USA (expiration dates 2020 to 2026)	$1,908,285	$2,014,577	$1,970,205
Canada (expiration dates 2014 to 2031)	3,269,542	3,805,274	3,410,240
Timing differences on property and equipment and financing costs	2,132,545	2,177,153	2,051,012
	7,310,372	7,997,004	7,431,457
Less valuation allowance	(7,310,372)	(7,997,004)	(7,431,457)
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